Service and other revenue (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Service And Other Revenue [Abstract]
Other fee payments	$ 0	$ 1,480	$ 1,484
Service revenue under existing development agreements	$ 5,460	$ 11,074	$ 14,547